BUSINESS COMBINATION AND ASSET ACQUISITION	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATION AND ASSET ACQUISITION
BUSINESS COMBINATION AND ASSET ACQUISITION

5.    BUSINESS COMBINATION AND ASSET ACQUISITION

Acquisition of Loto Interactive

On June 6, 2017, the Company acquired from Melco LottVentures Holdings Limited an aggregate of 1,278,714,329 shares (the “Sale Shares”) of Loto Interactive (formerly known as MelcoLot Limited), a company listed on the Hong Kong Stock Exchange (Stock Code: 8198), representing approximately 40.65% of Loto Interactive’s existing issued share capital as of the acquisition date. The total consideration paid for the Sale Shares is approximately HK$322.2 million, equivalent to approximately HK$0.252 per Sale Share. The Company’s investment in equity shares of Loto Interactive decreased to 33.74% due to exercise of share options granted to directors and employees of Loto Interactive and private placement of Loto Interactive occurred in 2019 and 2020.

On March 31, 2021, the Company completed the subscription for 169,354,839 shares of Loto Interactive, at a price of HK$0.62 per share for a total consideration of HK$105 million (US$13.5 million) in cash (the “Share Subscription”). The Company’s ownership of Loto Interactive thereby increased to 54.2%, and Loto Interactive became a subsidiary of the Company. The Company recorded a gain on the previously-held equity interest of US$5,500 for the re-measurement of the previously-held equity interest in Loto Interactive at the acquisition date fair value.

Concurrently with the completion of the Share Subscription, Loto Interactive has completed its acquisition of the remaining equity interests in its indirectly held subsidiary, Ganzi Changhe Hydropower Consumption Service Co., Ltd. (“Ganzi Changhe Data Center”), for a total consideration of RMB88,200 (US$13,841) in cash.

5.    BUSINESS COMBINATION AND ASSET ACQUISITION (continued)

Acquisition of Loto Interactive (continued)

The following table presents the calculation of the purchase consideration. The calculation of US$ amount was based on the exchange rate of 1.00 HKD to 0.1286 US$ of the acquisition date on March 31, 2021.

	Amount	Amount
	HKD	US$
Re-measurement of the fair value of previously-held equity interest	79,280	10,200
Purchase price at acquisition close on March 31, 2021	105,000	13,503
Fair value of non-controlling shareholders	155,715	20,029
Total allocated purchase price	339,995	43,732

The following table presents the purchase price allocation of the assets acquired and the liabilities assumed at the acquisition date.

	Amount	Amount
	HKD	US$
Current assets	232,103	29,854
Property and equipment, net	201,713	25,946
Other non-current assets	71,728	9,226
Total identifiable assets acquired	505,544	65,026

Current liabilities	163,161	20,987
Non-current liabilities	2,388	307
Total liabilities assumed	165,549	21,294

Net identifiable assets acquired	339,995	43,732

Total acquisition costs of US$796 were incurred related to the acquisition, which were recognized as an expense and included in general and administrative expenses in the consolidated statements of comprehensive loss.

On June 18, 2021, the Company completed its unconditional mandatory cash offer, all the shares in issue of Loto Interactive other than those already owned or agreed to be acquired by the Company and its parties acting in concert, pursuant to Rule 26.1 of the Hong Kong Code on Takeovers and Mergers (the “Share Offer”) and its cash offer for the cancellation of all options of Loto Interactive in accordance with Rule 13.5 of the Hong Kong Code on Takeovers and Mergers (the “Option Offer”). Upon closing of such cash offer, the Company acquired a total of 30,642,534 shares with a total consideration of approximately HKD26,224 (US$3,378) under the Share Offer. The Company’s ownership in Loto Interactive increased to 59.79% accordingly and the transaction was recorded as an equity transaction.

Since the acquisition date, Loto Interactive contributed revenues of US$12,142 (HKD93,832) to the Group from April 1, 2021 to December 31, 2021 and contributed net loss of US$27,718 (HKD 214,194) to the Group from April 1, 2021 to December 31,2021.

5.    BUSINESS COMBINATION AND ASSET ACQUISITION (continued)

Acquisition of Alliance International Technologies Limited (formerly known as “Blockchain Alliance Technologies Limited”)

On April 15, 2021, the Company announced the first closing of its previously announced transactions contemplated by the share exchange agreement, as amended (the “Share Exchange Agreement”), dated February 16, 2021, with Blockchain Alliance Technologies Holding Company (“Blockchain Alliance Holding”). Pursuant to the Share Exchange Agreement, the Company has issued an aggregate of 44,353,435 Class A ordinary shares of par value US$0.00005 per share of the Company to Blockchain Alliance Holding in exchange for the entire outstanding share capital of Alliance International Technologies Limited (“Alliance International Technologies”, formerly known as “Blockchain Alliance Technologies Limited”) held by Blockchain Alliance Holding. In accordance with the Share Exchange Agreement, the entire mining pool business of Bitdeer Technologies Holding Company (“Bitdeer”) operated under BTC.com, including the domain name BTC.com and the cryptocurrency wallet of BTC.com (collectively, the “BTC.com Pool Businesses”) have now been transferred to the Company.

The Company and Blockchain Alliance Holding also agreed that, in the twelve-month period from April 1, 2021 to March 31, 2022, if the BTC.com Pool Businesses records net operating profit, the Company shall issue additional Class A ordinary shares to Blockchain Alliance Holding at par value and a maximum of 22,176,718 additional Class A ordinary shares shall be issuable. If the BTC.com Pool Businesses records net operating loss, the Company shall be entitled to repurchase certain Class A ordinary shares held by Blockchain Alliance Holding at par value and a maximum of 4,435,344 Class A ordinary shares shall be subject to such repurchase arrangement.

The following table presents the calculation of the purchase consideration of the acquisition date on April 15, 2021.

Amount
USD
Fair value of 44,353,435 Class A ordinary shares at acquisition close on April 15, 2021	69,945
Contingent consideration	15,183
Total allocated purchase price	85,128

As of the acquisition date, the Group recognized US$15,183 as contingent consideration in accrued expenses and other current liabilities. As of December 31, 2021, the fair value of the contingent consideration, assessed by a third-party appraiser, was estimated to be US$1,247. The Group subsequently recognized the changes in fair value of contingent consideration of US$13,936 in the statement of comprehensive loss.

The following table presents the purchase price allocation of the assets acquired and the liabilities assumed at the acquisition date.

	Amount	Amortization Years
	USD
Current assets	73,389
Acquired intangible assets	58,559	10.0
Other non-current assets	31
Total identifiable assets acquired	131,979

Other current liabilities	73,420
Total liabilities	73,420

Net identifiable assets acquired	58,559
Total consideration	85,128
Goodwill	26,569

5.    BUSINESS COMBINATION AND ASSET ACQUISITION (continued)

Acquisition of Alliance International Technologies Limited (formerly named “Blockchain Alliance Technologies Limited”) (continued)

Goodwill, which is not tax deductible, is primarily attributable to the excess of the consideration over the fair value of the net identifiable assets of the acquiree and is related to synergies expected to be achieved from the acquisition.

Acquired intangible assets consist primarily of brand name and internet domain, which have estimated useful lives of 10 years from the date of acquisition.

Total acquisition costs of US$766 were incurred related to the acquisition, which were recognized as an expense and included in general and administrative expenses in the consolidated statements of comprehensive loss.

Since the acquisition date, BTC.com Pool Businesses contributed revenues of US$1,275,097 to the Group from April 16, 2021 to December 31 2021 and contributed net loss of US$24,288 to the Group from April 16, 2021 to December 31 2021, including the amortization expense of acquired intangible assets of US$4,148.

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2020 and 2021, as if the acquisitions of Loto Interactive and Alliance International Technologies had been completed on January 1, 2020. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the year ended December 31,
	2020	2021
	(Unaudited)	(Unaudited)
	US$	US$

Pro forma total revenues	1,301,890	2,607,685
Pro forma net loss	(39,561)	(87,431)
Pro forma net loss attributable to BIT Mining Limited	(46,089)	(74,912)

These amounts have been calculated after applying the Group’s accounting policies. The Group did not have any material, nonrecurring pro forma adjustments directly attributable to the business combinations included in the reported pro forma total revenues and pro forma net loss.

Acquisition of Asgard Data Centers LLC

In September 2021, the Company entered into a Membership Interest Purchase Agreement and certain other auxiliary agreements with Viking Data Centers, LLC (“Viking Data Centers”) to acquire the 51% equity interest in Asgard Data Centers LLC (“Asgard”), which intended to operate a cryptocurrency mining data center in Ohio (the “Ohio Mining Site”). In October 2021, the Company increased its equity interest ownership in the Ohio Mining Site to 55%. The Ohio mining site has a total planned power capacity up to 150 megawatts. Viking Data Centers was obligated to complete certain constructions in the Ohio Mining Site in a total amount of US$23,800 for Asgard pursuant to the Membership Interest Purchase Agreement.

5.    BUSINESS COMBINATION AND ASSET ACQUISITION (continued)

Acquisition of Asgard Data Centers LLC (continued)

The two transactions above were linked and the arrangement was accounted for as an asset acquisition as Asgard did not meet the definition of a business upon acquisition.  The total consideration of the arrangement was US$23,100, including US$20,625 in cash and 2,358,400 Class A ordinary shares of the Company (or additional cash payment of US$2,475). As of December 31, 2021, the Group settled payment of US$16,780 cash consideration for the acquisition and the remaining consideration of US$6,320 was recorded in the line item of amounts due to related parties in the consolidated balance sheets and will be paid according to the payment schedules prescribed in the agreements of the above transactions.

The following is a summary of the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date.

	Amount	Amortization Years
	US$
Non-current assets	29,277
Acquired intangible asset	18,199	5.0
Total identifiable assets acquired	47,476
Current liabilities	1,217
Non-current liabilities	4,259
Total liabilities	5,476
Net identifiable assets acquired	42,000
Non-controlling interest	(18,900)
Total purchase consideration	23,100

The acquired intangible asset was the strategic contract entered into with Viking Data Centers that Viking Data Centers will provide the advantageous power supply for the Ohio Mining Site for 5 years.